Financial information of the parent company (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
OTHER ASSET
Total asset	$ 95,356,419	$ 89,360,588
LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES	56,926,862	51,922,531
SHAREHOLDERS’ EQUITY
Additional paid-in capital	13,719,883	11,578,633
Statutory reserves	3,667,369	3,433,589
Retained earnings	22,959,457	24,455,403
Accumulated other comprehensive loss	(2,089,345)	(2,210,909)
Total shareholders’ equity	38,429,557	37,438,057	$ 37,499,998	$ 32,086,243
Total liabilities and shareholders’ equity	$ 95,356,419	89,360,588
Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
OTHER ASSET
Total asset		89,360,588		72,791,561
LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES		51,922,531		40,705,318
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.0025 par value, 20,000,000 shares authorized, 10,825,000 and 9,200,000 shares outstanding as of December 31, 2024 and 2023		27,063		23,000
Additional paid-in capital		11,578,633		7,453,265
Statutory reserves		3,433,589		3,192,855
Retained earnings		24,455,403		23,242,946
Accumulated other comprehensive loss		(2,210,909)		(2,009,421)
Total shareholders’ equity		37,438,057		32,086,243
Total liabilities and shareholders’ equity		89,360,588		72,791,561
Parent Company [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
OTHER ASSET
Investment in subsidiaries		37,283,779		31,902,645
Total asset		37,283,779		31,902,645
LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.0025 par value, 20,000,000 shares authorized, 10,825,000 and 9,200,000 shares outstanding as of December 31, 2024 and 2023		27,063		23,000
Additional paid-in capital		11,578,633		7,453,265
Statutory reserves		3,433,589		3,192,855
Retained earnings		24,455,403		23,242,946
Accumulated other comprehensive loss		(2,210,909)		(2,009,421)
Total shareholders’ equity		37,283,779		31,902,645
Total liabilities and shareholders’ equity		$ 37,283,779		$ 31,902,645